Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Perpetual Americas Funds Trust
Entity Central Index Key	0001830437
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000231392 [Member]
Shareholder Report [Line Items]
Fund Name	TSW Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	TSWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TSW Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Emerging Markets Fund (Institutional Shares)	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund retuned 16.98% net of fees for the twelve months ending September 30, 2024. The Fund's benchmark, MSCI Emerging Markets Index, returned 26.05% over the same period. Energy stocks were the top contributor to relative performance on a sector basis, with Aegis Logistics Limited (India) as the leader in the group. Brazil was the top contributor at the country level with JBS SA as the best performing position. The Information Technology sector was a laggard due to Samsung Electronics Co. (Korea)'s (“Samsung”) underperformance. On a country basis, Korea was the largest source of underperformance, driven by the decline in Samsung’s share price. Mexican stocks in the portfolio were also a drag on returns, with Fibra Uno as the worst performer following a negative earnings report.
TOP PERFORMANCE CONTRIBUTORS
Energy | During the twelve-month period ended September 30, 2024, energy stocks were the top contributor to relative performance on a sector basis, with Aegis Logistics Limited (India) as the leader in the group. The liquid and gas terminal operator has expanded its storage capacity and, in our opinion, is well-positioned to capture growing demand for propane and butane in India.
Brazil | Brazil was the top contributor at the country level during the period ended September 30, 2024, with JBS SA as Brazil's best performing position. As the world’s largest meat processing business, JBS SA benefitted from margin expansion driven by a sharp increase in demand for chicken. The company reported earnings above expectations and announced a share buyback. We expect the supply-demand dynamics to persist in the near-term as the rest of the industry catches up, and we continue to hold the position in the portfolio.
TOP PERFORMANCE DETRACTORS
Information Technology | The Information Technology sector was a laggard with Samsung's performance during the twelve-month period ended September 30, 2024. Samsung had exposure to the boom in AI-related semiconductor spending; however, its conventional memory business has experienced a soft pricing environment as the company’s customers choose where to focus their IT budget. We believe Samsung remains well-positioned to capture growing demand for premium memory products and have added to our position.
Korea | On a country basis, Korea was the largest source of underperformance, driven by the decline in Samsung’s share price.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
TSW Emerging Markets Fund (Institutional Shares/TSWMX)	16.98%	1.72%
MSCI Emerging Markets Index	26.05%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 8,136,026
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,874
Investment Company Portfolio Turnover	32.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,136,026
Total number of portfolio holdings	62
Total advisory fees paid	$2,874
Portfolio turnover rate as of the end of the reporting period	32.29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.2%
Alibaba Group Holding Ltd.	3.8%
ICICI Bank Ltd. - ADR	3.5%
Naspers Ltd. - Class N	3.3%
NetEase, Inc.	2.6%
E Ink Holdings, Inc.	2.6%
AIA Group Ltd.	2.4%
Shinhan Financial Group Co. Ltd.	2.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.2%
Alibaba Group Holding Ltd.	3.8%
ICICI Bank Ltd. - ADR	3.5%
Naspers Ltd. - Class N	3.3%
NetEase, Inc.	2.6%
E Ink Holdings, Inc.	2.6%
AIA Group Ltd.	2.4%
Shinhan Financial Group Co. Ltd.	2.3%

C000231395 [Member]
Shareholder Report [Line Items]
Fund Name	TSW High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	TSWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TSW High Yield Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW High Yield Bond Fund (Institutional Shares)	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ended September 30, 2024, Institutional Class shares of the Fund returned 13.90%, net of fees. The Fund underperformed the ICE BofA U.S. High Yield Constrained Index, which returned 15.75%. This underperformance was largely driven by the Fund’s shorter duration positioning relative to the benchmark as longer duration high-yield bonds outperformed intermediate duration high-yield bonds during the period.
TOP PERFORMANCE CONTRIBUTORS
Vista Outdoor Inc. 4.5%, 03/15/29 | The recreational product manufacturer was a notable outperformer during the period as the company was the subject of several corporate actions which included spinning off a core asset into a standalone public company and a merger of the original entity with the Czechoslovak Group (CSG).
PRA Group, Inc. 5.0%, 10/01/29 | PRA Group, a diversified loan services provider, was also a notable contributor for the period. The security benefitted from a strong U.S. consumer base as credit card balances rose at a healthy pace while payment delinquency continued to decelerate.
TOP PERFORMANCE DETRACTORS
Spirit IP Cayman Ltd. 8.0%, 09/20/25 | Spirit Airlines detracted from Fund performance during the period following a revision of guidance downward and deteriorating market confidence regarding the Department of Justice's approval of JetBlue's acquisition of the company. The Fund only held Spirit Airlines during the third quarter of 2023.
Albertsons Companies, Inc. 4.625%, 01/15/27 | The food and drug retailer underperformed as the company continued to work with the Federal Trade Commission to meet antitrust and regulatory requirements in order to merge with Kroger. The uncertainty surrounding the merger weighed on the security.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
TSW High Yield Bond Fund (Institutional Shares/TSWHX)	13.90%	3.40%
ICE BofA U.S. High Yield Constrained Index	15.75%	3.29%
Bloomberg U.S. Aggregate Bond Index*	11.57%	(1.32)%
*
Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 9,749,292
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	36.54%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,749,292
Total number of portfolio holdings	61
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	36.54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Vista Outdoor, Inc., 4.50%, 03/15/29	3.2%
Permian Resources Operating LLC, 9.88%, 07/15/31	2.9%
Markel Group, Inc., 6.00%, 06/01/25	2.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 4.63%, 01/15/27	2.5%
StoneX Group, Inc., 7.88%, 03/01/31	2.5%
Clarios Global L.P./Clarios U.S. Finance Co., 6.25%, 05/15/26	2.3%
JB Poindexter & Co., Inc., 8.75%, 12/15/31	2.2%
GN Bondco LLC, 9.50%, 10/15/31	2.2%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32	2.1%
Post Holdings, Inc., 6.38%, 03/01/33	2.1%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Vista Outdoor, Inc., 4.50%, 03/15/29	3.2%
Permian Resources Operating LLC, 9.88%, 07/15/31	2.9%
Markel Group, Inc., 6.00%, 06/01/25	2.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 4.63%, 01/15/27	2.5%
StoneX Group, Inc., 7.88%, 03/01/31	2.5%
Clarios Global L.P./Clarios U.S. Finance Co., 6.25%, 05/15/26	2.3%
JB Poindexter & Co., Inc., 8.75%, 12/15/31	2.2%
GN Bondco LLC, 9.50%, 10/15/31	2.2%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32	2.1%
Post Holdings, Inc., 6.38%, 03/01/33	2.1%

C000231400 [Member]
Shareholder Report [Line Items]
Fund Name	TSW Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	TSWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TSW Large Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Large Cap Value Fund (Institutional Shares)	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 19.99% net of fees for the last twelve months, underperforming the 27.76% return of the Russell 1000® Value Index.  We acknowledge and are frustrated by the strategy’s underperformance during the last twelve months, particularly in light of the relatively strong performance experienced by the Fund in the third quarter of 2023. We have remained disciplined about our valuation and investment processes in a hyper momentum-driven market that has rewarded speculation. This market dynamic was most dramatically expressed in the last two months of 2023 which accounts for the majority of our underperformance for the year ended September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
Progressive Corporation | During the twelve-month period ended September 30, 2024, Progressive benefitted from a hard market for auto insurance, characterized by rising rates that resulted in strong growth and profitability for insurers. Progressive arguably has best in-class underwriting, which provided additional upside in the environment described.
Dell Technologies, Inc. | The manufacturer of PCs and servers has traded higher on excitement around the potential for AI-enabled PCs to reinvigorate growth in IT hardware markets during the fiscal year ended September 30, 2024.
TOP PERFORMANCE DETRACTORS
Bayer AG | The healthcare conglomerate is composed of three businesses: agriculture products, consumer health, and pharmaceuticals. The company has run into several obstacles during the twelve-month period ended September 30, 2024 including an agriculture down cycle, negative court decisions related to a legal liability and the Chief Executive Officer announcing that the company would not be splitting up over the next 24 months.
Liberty Broadband Corp. | During the twelve-month period ended September 30, 2024, the tracking stock for cable provider Charter continued to face pressure related to churn in the industry given near-term market share gains from fixed wireless competitors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
TSW Large Cap Value Fund (Institutional Shares/TSWEX)	19.99%	11.62%	9.57%
Russell 1000® Index*	35.68%	15.64%	13.10%
Russell 1000® Value Index	27.76%	10.69%	9.23%
*
Effective September 30, 2024 the Fund compares its performance to the Russell 1000® Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 37,657,382
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 132,396
Investment Company Portfolio Turnover	40.50%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$37,657,382
Total number of portfolio holdings	42
Total advisory fees paid	$132,396
Portfolio turnover rate as of the end of the reporting period	40.50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Dominion Energy, Inc.	4.9%
Charter Communications, Inc. - Class A	4.3%
Berkshire Hathaway, Inc. - Class B	4.1%
Anheuser-Busch InBev S.A./N.V. - ADR	3.9%
Progressive (The) Corp.	3.8%
Kinder Morgan, Inc.	3.7%
Nintendo Co. Ltd. - ADR	3.3%
Kraft Heinz (The) Co.	3.3%
Willis Towers Watson PLC	3.1%
Hess Corp.	2.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Dominion Energy, Inc.	4.9%
Charter Communications, Inc. - Class A	4.3%
Berkshire Hathaway, Inc. - Class B	4.1%
Anheuser-Busch InBev S.A./N.V. - ADR	3.9%
Progressive (The) Corp.	3.8%
Kinder Morgan, Inc.	3.7%
Nintendo Co. Ltd. - ADR	3.3%
Kraft Heinz (The) Co.	3.3%
Willis Towers Watson PLC	3.1%
Hess Corp.	2.9%

C000249810 [Member]
Shareholder Report [Line Items]
Fund Name	TSW Core Plus Bond Fund
Class Name	Institutional Shares
Trading Symbol	TSWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TSW Core Plus Bond Fund (the “Fund”) for the period of May 15, 2024 (inception date) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Core Plus Bond Fund (Institutional Shares)	$19*	0.50%
*	Represents the fee from May 15, 2024, the Fund's inception date, through September 30, 2024. Expenses would be higher for a full annual reporting period.

Expenses Paid, Amount	$ 19 [1]
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the period beginning May 15, 2024, the Fund's inception date, through September 30, 2024, Insitutional Class of shares of the Fund returned 5.19% net of fees. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.45%, as well as the overall equity market. This underperformance was largely driven by the Fund’s shorter duration positioning, particularly within mortgage bonds, relative to the benchmark as longer duration high-yield, investment grade, and treasury bonds outperformed intermediate duration during the period.
TOP PERFORMANCE CONTRIBUTORS
Government of the United States of America 4.5%, 02/15/44 | The U.S. government issued bond was a notable contributor during the reporting period as 2-year Treasury yields fell below those of 10-year Treasury yields ending the inverted yield curve which began in the middle of 2022.
Duke Energy Carolinas, LLC 4.85%, 01/15/34 | Duke Energy, an electric and gas utility, was a notable outperformer during the period. Investors viewed Duke Energy as a potential beneficiary of the electricity demand required to power data center growth across the United States.
TOP PERFORMANCE DETRACTORS
Government of the United States of America 4.0%, 02/15/34 | As longer duration U.S. issued treasury bonds outperformed high yield and investment grade corporate bonds during the period, the Fund's active underweight to the Bloomberg U.S. Aggregate Bond Index's largest weighted name detracted most significantly from the Fund's performance.
Murphy Oil Corporation 6.0%, 10/01/32 | The bond issued by Murphy Oil, an oil and gas producer, was a notable laggard as it was a part of a senior note issuance to fund a tender offer for existing senior notes. The issuance was priced at $600MM and offered a yield of 6.0%. The Fund purchased the security during the final few trading days of Q3 2024 which caused it to be considered a laggard in terms of total return relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
 The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Cumulative Total Returns	Since Inception
TSW Core Plus Bond Fund (Institutional Shares/TSWFX)	5.19%
Bloomberg U.S. Aggregate Bond Index	5.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 26,915,261
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	1.44%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,915,261
Total number of portfolio holdings	85
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	1.44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Freddie Mac Pool #SD8233, 5.00%, 07/01/52	6.2%
U.S. Treasury Bonds, 4.13%, 08/15/44	3.7%
U.S. Treasury Bonds, 4.25%, 02/15/54	2.8%
U.S. Treasury Notes, 4.13%, 11/15/32	2.3%
Fannie Mae Pool #BM4854, 4.50%, 08/01/44	1.9%
Broadcom, Inc., 4.55%, 02/15/32	1.9%
Ingersoll Rand, Inc., 5.70%, 08/14/33	1.6%
Netflix, Inc., 4.90%, 08/15/34	1.5%
American International Group, Inc., 5.13%, 03/27/33	1.5%
Oracle Corp., 4.90%, 02/06/33	1.5%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Freddie Mac Pool #SD8233, 5.00%, 07/01/52	6.2%
U.S. Treasury Bonds, 4.13%, 08/15/44	3.7%
U.S. Treasury Bonds, 4.25%, 02/15/54	2.8%
U.S. Treasury Notes, 4.13%, 11/15/32	2.3%
Fannie Mae Pool #BM4854, 4.50%, 08/01/44	1.9%
Broadcom, Inc., 4.55%, 02/15/32	1.9%
Ingersoll Rand, Inc., 5.70%, 08/14/33	1.6%
Netflix, Inc., 4.90%, 08/15/34	1.5%
American International Group, Inc., 5.13%, 03/27/33	1.5%
Oracle Corp., 4.90%, 02/06/33	1.5%

[1]	Represents the fee from May 15, 2024, the Fund's inception date, through September 30, 2024. Expenses would be higher for a full annual reporting period.